FINANCIAL INVESTORS TRUST

Grandeur Peak Emerging Markets Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak US Stalwarts Fund

(the “Funds”)

SUPPLEMENT DATED JUNE 30, 2023, TO THE

SUMMARY PROSPECTUSES AND PROSPECTUS

DATED AUGUST 31, 2022, AS AMENDED

Effective July 1, 2023, the following changes are made to the Funds’ summary prospectuses and the prospectus:

Summary Prospectuses

Grandeur Peak Emerging Markets Opportunities Fund

In the summary section of the Fund’s prospectus, in the section titled “PORTFOLIO MANAGERS,” references to Stuart Rigby are hereby deleted.

Grandeur Peak Global Reach Fund

In the summary section of the Fund’s prospectus, in the section titled “PORTFOLIO MANAGERS,” references to Stuart Rigby are hereby deleted.

Grandeur Peak US Stalwarts Fund

In the summary section of the Fund’s prospectus, in the section entitled “PORTFOLIO MANAGERS,” the Guardian Portfolio Manager information is hereby deleted and replaced with the following:

Guardian Portfolio Manager: Phil Naylor, since July 2023.

Prospectus

Grandeur Peak Emerging Markets Opportunities Fund

In the section titled “PORTFOLIO MANAGERS,” references to Stuart Rigby are hereby deleted.

Grandeur Peak Global Reach Fund

In the section titled “PORTFOLIO MANAGERS,” references to Stuart Rigby are hereby deleted.

Grandeur Peak US Stalwarts Fund

In the section titled “PORTFOLIO MANAGERS,” the Guardian Portfolio Manager information is hereby deleted and replaced with the following:

Guardian Portfolio Manager: Phil Naylor, since July 2023.

Each Fund

In the section titled “THE PORTFOLIO MANAGERS” the information related to Stuart Rigby is hereby deleted.

In the section titled “THE PORTFOLIO MANAGERS – Phil Naylor” the first paragraph is deleted and replaced with the following:

Mr. Naylor has worked as a Research Analyst at Grandeur Peak Global Advisors since 2013. He was appointed as a portfolio manager of the Grandeur Peak Global Reach fund in 2021, a portfolio manager of the Grandeur Peak Global Explorer Fund in 2021, guardian portfolio manager of the Grandeur Peak Global Stalwarts Fund in 2022, and guardian portfolio manager of the Grandeur Peak US Stalwarts Fund in 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Grandeur Peak Emerging Markets Opportunity Fund

Grandeur Peak Global Contrarian Fund

Grandeur Peak Global Explorer Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak International Stalwarts Fund

Grandeur Peak US Stalwarts Fund

(the “Funds”)

SUPPLEMENT DATED JUNE 30, 2023, TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2022, AS AMENDED

Effective July 1, 2023, Stuart Rigby will no longer serve as Portfolio Manager to the Grandeur Peak Emerging Markets Opportunity Fund and the Grandeur Peak Global Reach Fund or as Guardian Portfolio Manager to the Grandeur Peak US Stalwarts Fund. Therefore, all references to Mr. Rigby in the Statement of Additional Information (“SAI”) are hereby deleted.

The information with respect to Phil Naylor in the “Ownership of Securities” table under the section entitled “PORTFOLIO MANAGERS” in the Funds’ SAI (with the following information as of April 30, 2022) is replaced with the following:

Phil Naylor
Emerging Markets Opportunities Fund	$10-50k
Global Contrarian Fund	$10-50k
Global Explorer Fund	$50-100k
Global Micro Cap Fund	$10-50k
Global Opportunities Fund	$50-100k
Global Reach Fund	$50-100k
Global Stalwarts Fund	$50-100k
International Opportunities Fund	$10-50k
International Stalwarts Fund	$10-50k
US Stalwarts Fund	$50-100k

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE